Deferred Policy Acquisition Costs	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Deferred Policy Acquisition Costs [Abstract]
Deferred Policy Acquisition Costs
DEFERRED POLICY ACQUISITION COSTS
Deferred policy acquisition costs for the nine month periods ended September 30, 2013 and September 30, 2012 (in '000s):

	Nine Month Periods Ended
	September 30, 2013	September 30, 2012
Balance, beginning of period	$3,764	$3,020
Acquired in business combination	1,233	—
Acquisition costs deferred	9,061	6,063
Amortization charged to income	7,359	4,582
Balance, end of period	$6,699	$4,501

RELATED PARTY TRANSACTIONS
The business of Atlas is carried on through its insurance subsidiaries. Atlas’ insurance subsidiaries have been a party to various transactions with affiliates in the past, although activity in this regard has diminished over time. Related party transactions, including services provided to or received by Atlas’ insurance subsidiaries, are carried out in the normal course of operations and are measured at the amount of consideration paid or received as established and agreed upon by the parties. Such transactions typically include claims handling services, marketing services and commission payments. Management believes that consideration paid for such services approximates fair value.
For the year ended December 31, 2012 and December 31, 2011, Atlas incurred $2.0 million and $2.3 million, respectively, in commissions to Avalon Risk Management, Inc. (“Avalon”). In the year ended December 31, 2012 and December 31, 2011, Atlas also incurred expenses of $0 and $137,000 respectively, for marketing services performed by Avalon. Avalon was a KFSI subsidiary through October 2009, and had certain investors and directors in common with Atlas. As of December 31, 2012, Atlas and Avalon no longer have any common directors nor investors. Avalon acts as a program manager for a surety program primarily consisting of U.S. Customs bonds. In this capacity they are responsible for coordinating marketing, customer service and claim handling for the surety bonds written under this agreement. This program is 100% reinsured by an unrelated third party.
As at December 31, 2012 and December 31, 2011, Atlas reported net amounts receivable from (payable to) affiliates as follows which are included within other assets and accounts payable and accrued expenses on the balance sheets (all amounts in '000s):

As of December 31,	2012	2011
Kingsway America Inc.	$43	$291
Universal Casualty Company	—	(500)
Kingsway Amigo Insurance Company	1	(1)
Total	$44	$(210)

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DEFERRED POLICY ACQUISITION COSTS
Deferred policy acquisition costs for the year ended December 31, 2012 and December 31, 2011 (in '000s):

	2012	2011
Balance, beginning of period	$3,020	$3,804
Acquisition costs deferred	7,215	6,510
Amortization charged to income	6,471	7,294
Balance, end of period	$3,764	$3,020